Leases - Cash Flow Information (Detail) - USD ($) $ in Thousands		6 Months Ended
	Dec. 30, 2018	Jun. 29, 2019
Leases [Abstract]
Operating Lease, Payments		$ 43,015
Right-of-Use Asset Obtained in Exchange for Operating Lease Liability	$ 641,529	$ 57,020